PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5. - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Advances to employees and associates	$44,814	$28,273

Prepaid IR services	144,000	-
Supplier advances	40,000	-
Other prepaids	24,438	13,000
Prepaid issuance costs - financing	106,526	-
Prepaid consultant services	100,000	100,000
Less amortization	(100,000)	(83,333)

	$359,778	$57,940

Advances to employees and associates - These advances are made on a short term basis to associates and employees and are repaid through periodic deductions from the payments to associates or payroll deductions from employees.

Prepaid IR services - During the 2nd quarter of 2012, we made advance payments to two investor relations ("IR") firms to perform services. One firm is contracted to perform services over the initial term of their agreement in exchange for 400,000 share of common stock valued at $88,000. A second IR firm agreed to refund a portion (200,000 shares) of its previously granted shares of common. The 200,000 share refund is valued at $56,000 and is held as an asset until the share certificate is surrendered.

Supplier advances - These advances are made on a short term basis to various suppliers, which include prepaid insurance and parts suppliers to secure certain components. Prepaid insurance will be expensed over the policy terms and components will be charged to inventory costs upon receipt.

Prepaid consultant services - During the 2nd and 3rd quarters of 2010, we advanced funds to a consultant, who is our CEO's father, to provide operational guidance in connection with our health care product line, which was launched in 2011. The agreement has been fully advanced and $16,667 was expensed in Q112-QTR, completing the contract, which is now expired. $8,333 was expensed in Q111-QTR.

NOTE 5. - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Deferred advertising costs	$--	$65,000
Prepaid consulting services	100,000	35,000
Less: amortization	(83,333)	--
Employee advances	28,273	8,083
Other prepaid	13,000	2,518
	$57,940	$110,601

Deferred advertising costs - During the 1st quarter of 2010, we entered into an advertising campaign with a customer which involved the inclusion of trial sachet packs of our product in a mailer. The customer was to process the mailer and incur all the associated media and communication costs. We were to supply the sachet packets for inclusion. We produced and delivered the sachets to the customer however during 2010, the customer decided to delay the promotion. Accordingly we deferred the value of the sachets pending the customer commencing the campaign. The customer's campaign commenced during Q1 2011, and accordingly, we expensed the deferred advertising.

Prepaid consulting services - During the 2 nd and 3 rd quarters of 2010, we advanced funds to a consultant, who is our CEO's father, to provide operational guidance in connection with our health care product line, which was launched in 2011. The agreement has been fully advanced and is being amortized over its term. $83,333 has been amortized in 2011.